Accrued Expenses and Other Liabilities (Schedule of Accrued Expenses and Other Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accrued Employee Benefits	$ 437		$ 494
Accounts Payable	414		565
Derivative Liability, Fair Value, Gross Liability	317		2,468
Liability for Claims and Claims Adjustment Expense	275		341
Cash collateral received from counterparties	159		941
Deferred Revenue	122		97
ResCap settlement accrual	0	1,950	750
Other Accrued Liabilities	673		929
Accrued expenses and other liabilities	2,397		6,585
ResCap settlement accrual for insurance proceeds	$ 150		$ 0